Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash flows used in operations (see Appendix)	$ (2,013)	$ (2,304)
Interest received	56	36
Income tax paid	(3)	(6)
Net cash flow used in operating activities	(1,960)	(2,274)
CASH FLOWS FROM INVESTING ACTIVITIES:
Withdrawal of short-term deposits		3,498
Purchase of property and equipment	(1)
Purchase of intangible assets		(4)
Net cash flow generated from (used in) investing activities	(1)	3,494
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,961)	1,220
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	10,625	2,828
GAIN (LOSS) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	123	(16)
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	8,787	4,032
Net cash used in operations:
Loss for the period before taxes on income	(1,808)	(2,214)
Adjustment in respect of:
Retirement benefit obligation, net	(74)	(3)
Loss (gain) from exchange differences on cash and cash equivalents	(123)	16
Inventory impairment		144
Depreciation	8	18
Amortization	3	4
Interest received	(56)	(36)
Profit on change in the fair value of warrants issued to investors	(7)	(25)
Stock-based compensation in connection with options granted to employees and service providers	166	77
Changes in operating asset and liability items:
Decrease (increase) in accounts receivable - trade	(4)	(23)
Increase in other current assets	39	(55)
Decrease in accounts payables - trade and customer advance payment	(161)	(124)
Increase (decrease) in other current liabilities	312	(114)
Decrease (increase) in inventory	(308)	31
Net cash used in operations	$ (2,013)	$ (2,304)